ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Warranty costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of revenue
Warranty costs
Warrant cost	¥ 80,048	¥ 68,866	¥ 23,093